UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

March 31, 2015

1.814634.110

MIS-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.21% 4/7/15, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.08% 4/1/15, VRDN (a)(d)	2,000,000	2,000,000
Series 1988, 0.08% 4/1/15, VRDN (a)(d)	500,000	500,000
Series 1994, 0.08% 4/1/15, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.14% 4/7/15, VRDN (a)	400,000	400,000
		4,800,000
Illinois - 1.0%
Illinois Gen. Oblig. Series 2003 B2, 0.01% 4/7/15, LOC PNC Bank NA, VRDN (a)	10,500,000	10,500,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.2% 4/7/15, VRDN (a)	300,000	300,000
Michigan - 42.9%
Central Michigan Univ. Rev. Series 2008 A, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,670,000	12,670,000
Grand Traverse County Hosp. Series 2011 B, 0.05% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Huron Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Scheurer Hosp. Proj.) Series 2001, 0.22% 4/7/15, LOC RBS Citizens NA, VRDN (a)	670,000	670,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.02% 4/7/15, LOC Bank of America NA, VRDN (a)	18,150,000	18,150,000
Lakewood Pub. Schools Participating VRDN Series Putters 2624Z, 0.03% 4/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100,000	3,100,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.02% 4/7/15, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,885,000	21,885,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.04% 4/7/15, LOC Citibank NA, VRDN (a)	5,415,000	5,415,000
Series 2011 B, 0.04% 4/7/15, LOC Citibank NA, VRDN (a)	6,800,000	6,800,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 22 A, 0.03% 4/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	$ 58,100,000	$ 58,100,002
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.04% 4/1/15, LOC Comerica Bank, VRDN (a)	5,360,000	5,360,000
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)	100,000	100,000
Series 2008 B3, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)	9,000,000	9,000,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.01% 4/7/15, VRDN (a)	1,730,000	1,730,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.04% 4/7/15, LOC Citibank NA, VRDN (a)(d)	3,635,000	3,635,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.04% 4/7/15, LOC Citibank NA, VRDN (a)(d)	5,400,000	5,400,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.04% 4/7/15, LOC Citibank NA, VRDN (a)(d)	6,245,000	6,245,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.05% 4/7/15, LOC Fannie Mae, VRDN (a)(d)	6,300,000	6,300,000
(Hunt Club Apts. Proj.) 0.04% 4/7/15, LOC Fannie Mae, VRDN (a)(d)	5,975,000	5,975,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Michigan State Univ. Revs. Series 2000 A, 0.02% 4/7/15 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.11% 4/7/15, LOC Bank of America NA, VRDN (a)(d)	780,000	780,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 4/1/15, VRDN (a)	47,030,000	47,030,000
(BC & C Proj.) 0.12% 4/7/15, LOC Comerica Bank, VRDN (a)(d)	165,000	165,000
(Consumers Energy Co. Proj.):
0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)	24,500,000	24,500,000
0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (a)	5,145,000	5,145,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 4/1/15, LOC Comerica Bank, VRDN (a)	$ 10,550,000	$ 10,550,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.02% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.05% 4/7/15, LOC Comerica Bank, VRDN (a)	9,485,000	9,485,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.09% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,300,000	3,300,000
Univ. of Michigan Rev.:
Series 2012 A, 0.01% 4/7/15, VRDN (a)	3,130,000	3,130,000
Series 2012 D2, 0.01% 4/7/15, VRDN (a)	46,515,000	46,515,000
		425,535,002
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.21% 4/7/15, VRDN (a)(d)	600,000	600,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 4/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	1,200,000	1,200,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 4/7/15, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.17% 4/7/15, VRDN (a)(d)	500,000	500,000
		1,900,000
New York - 1.6%
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.03% 4/7/15, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.01% 4/7/15, LOC Freddie Mac, VRDN (a)(d)	6,000,000	6,000,000
		16,000,000
Texas - 0.2%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.06% 4/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	800,000	800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 4/1/15, VRDN (a)	600,000	600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2004, 0.12% 4/7/15, VRDN (a)(d)	$ 400,000	$ 400,000
Series 2010 C, 0.19% 4/1/15, VRDN (a)	300,000	300,000
		2,100,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.09% 4/7/15, LOC Bank of America NA, VRDN (a)	1,810,000	1,810,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 4/7/15, VRDN (a)(d)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $465,945,002)		465,945,002
Other Municipal Debt - 39.7%

Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.08%, tender 8/3/15 (Liquidity Facility Royal Bank of Canada) (a)	3,600,000	3,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 5/1/15, CP mode	2,600,000	2,600,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.32% tender 5/5/15, CP mode (d)	500,000	500,000
		3,100,000
Michigan - 38.8%
Ann Arbor Pub. School District Bonds Series 2012, 5% 5/1/15 (Michigan Gen. Oblig. Guaranteed)	725,000	727,908
Kalamazoo Gen. Oblig. TAN Series 2015, 1% 12/1/15	3,000,000	3,016,230
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, 0.1%, tender 10/27/15 (a)	13,015,000	13,015,000
Series 2011 A, 5% 11/15/15	750,000	772,024
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 1 A, 5% 10/15/15	7,070,000	7,252,573
0.09% 5/21/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	19,800,000	19,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	$ 48,410,000	$ 49,000,866
Series 2013 M1, 0.06%, tender 6/1/15 (a)	9,900,000	9,900,000
Series 2015 MI, 2% 12/1/15	8,960,000	9,070,963
Michigan Gen. Oblig. Bonds:
(Envir. Prog.) Series 2005 B, 5% 11/1/15	1,400,000	1,439,150
Series 2001, 5.5% 12/1/15	2,200,000	2,277,698
Series 2002, 5.5% 12/1/15	1,250,000	1,294,435
4% 11/1/15	765,000	782,113
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.08%, tender 10/27/15 (a)	13,910,000	13,910,000
0.08%, tender 10/27/15 (a)	12,810,000	12,810,000
0.08%, tender 10/27/15 (a)	19,200,000	19,200,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.04% tender 4/1/15, CP mode	9,800,000	9,800,000
0.04% tender 4/2/15, CP mode	10,000,000	10,000,000
0.05% tender 5/18/15, CP mode	9,900,000	9,900,000
0.06% tender 6/18/15, CP mode	6,000,000	6,000,000
0.07% tender 5/15/15, CP mode	10,000,000	10,000,000
0.07% tender 5/18/15, CP mode	10,000,000	10,000,000
0.07% tender 6/3/15, CP mode	10,000,000	10,000,000
0.08% tender 8/6/15, CP mode	9,900,000	9,900,000
Series 1999 B3, 0.3%, tender 2/3/16 (a)	3,000,000	3,002,994
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,610,000	7,610,000
Michigan Trunk Line Fund Rev. Bonds:
Series 2005B, 5% 9/1/15	9,630,000	9,824,823
Series 2006, 5.25% 11/1/15	1,300,000	1,338,681
Series 2012, 5% 11/15/15	2,200,000	2,266,151
Series 2014, 2% 11/15/15	14,800,000	14,970,479
Univ. of Michigan Rev.:
Bonds:
Series 2009 A:
3% 4/1/15	3,500,000	3,500,000
5% 4/1/15	3,535,000	3,535,000
Series 2009 B:
0.04% tender 4/6/15, CP mode	10,000,000	10,000,000
0.04% tender 4/6/15, CP mode	10,000,000	10,000,000
0.04% tender 5/1/15, CP mode	8,900,000	8,900,000
0.04% tender 5/4/15, CP mode	8,900,000	8,900,000
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Univ. of Michigan Rev.: - continued
Bonds:
Series 2009 B: - continued
0.05% tender 5/5/15, CP mode	$ 10,000,000	$ 10,000,000
0.05% tender 5/18/15, CP mode	5,500,000	5,500,000
Series 2012 C, 4% 4/1/15	1,000,000	1,000,000
Series 2014 A, 3% 4/1/15	100,000	100,000
Series J1:
0.04% 4/20/15, CP	7,000,000	7,000,000
0.04% 4/21/15, CP	7,445,000	7,445,000
0.05% 5/19/15, CP	2,000,000	2,000,000
0.05% 6/1/15, CP	11,000,000	11,000,000
0.05% 6/17/15, CP	9,365,000	9,365,000
Wayne-Westland Cmnty. Schools Bonds Series 2014, 3% 5/1/15 (Michigan Gen. Oblig. Guaranteed)	7,465,000	7,481,871
		384,608,959
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.32% tender 5/5/15, CP mode (d)	900,000	900,000
Series 1990 A2, 0.32% tender 5/1/15, CP mode (d)	790,000	790,000
		1,690,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 4/9/15, CP mode (d)	400,000	400,000
TOTAL OTHER MUNICIPAL DEBT (Cost $393,398,959)		393,398,959
Investment Company - 12.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (b)(c) (Cost $126,369,000)	126,369,000	126,369,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $985,712,961)		985,712,961
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,024,880
NET ASSETS - 100%		$ 990,737,841
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 7,610,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 5,755
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2015, the cost of investment securities for income tax purposes was $985,712,961.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

March 31, 2015

1.814638.110

PFR-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.21% 4/7/15, VRDN (b)(e)	$ 400,000	$ 400,000
Colorado - 0.4%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.06% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,000,000	3,000,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.07% 4/7/15, LOC Bank of America NA, VRDN (b)	800,000	800,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.12% 4/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,225,000	3,225,000
Georgia - 0.1%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.14% 4/1/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	655,000	655,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 4/7/15, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 4/7/15, VRDN (b)	300,000	300,000
Series 2010 B1, 0.18% 4/7/15, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.21% 4/7/15, VRDN (b)(e)	400,000	400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 4/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	900,000	900,000
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 4/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,600,000	1,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
JPMorgan Chase NA Letter of Credit Participating VRDN: - continued
Series Putters 4462, 0.04% 4/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,200,000	$ 1,200,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.17% 4/7/15, VRDN (b)(e)	300,000	300,000
		3,100,000
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.02% 4/7/15, LOC Barclays Bank PLC, VRDN (b)	7,200,000	7,200,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.04% 4/7/15, LOC Cr. Industriel et Commercial, VRDN (b)	2,200,000	2,200,000
Pennsylvania - 63.5%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	3,165,000	3,165,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	8,055,000	8,055,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	4,200,000	4,200,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	6,700,000	6,700,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	3,530,000	3,530,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.07% 4/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	4,175,000	4,175,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.03% 4/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	2,000,000	2,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.01% 4/1/15, LOC Bank of Nova Scotia, VRDN (b)	2,200,000	2,200,000
Series 2008 C, 0.04% 4/1/15, LOC Bank of Nova Scotia, VRDN (b)(e)	9,200,000	9,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 4/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 3,500,000	$ 3,500,000
(Snowball Real Estate LP Proj.) 0.19% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,110,000	1,110,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.02% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,600,000	14,600,000
Chester County Health & Ed. Auth. Rev. 0.02% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,600,000	7,600,000
Chester County Intermediate Unit Rev. Series 2003, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	1,915,000	1,915,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.03% 4/7/15, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.02% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,355,000	7,355,000
(Presbyterian Homes Proj.) Series 2008 B, 0.02% 4/7/15, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Delaware County Indl. Dev. Auth. Rev.:
(Covanta Energy Proj.) Series 2014 A, 0.04% 4/7/15, LOC Bank of America NA, VRDN (a)(b)	2,960,000	2,960,000
(The Agnes Irwin School Proj.) Series 2003, 0.32% 4/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,120,000	8,120,000
Series 2013 A, 0.04% 4/7/15, LOC Bank of America NA, VRDN (b)	10,850,000	10,850,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.04% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 0047, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,605,000	6,605,000
Series Putters 3915 Z, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Series Putters 4463Z, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785,000	2,785,000
Haverford Township School District Series 2009, 0.02% 4/7/15, LOC TD Banknorth, NA, VRDN (b)	9,240,000	9,240,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	$ 2,000,000	$ 2,000,000
Lower Merion School District Series 2009 B, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,855,000	9,855,000
Luzerne County Convention Ctr. Series 2012, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	2,205,000	2,205,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.02% 4/7/15, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	3,395,000	3,395,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.02% 4/1/15, LOC Bank of Nova Scotia, VRDN (b)(e)	750,000	750,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.1% 4/7/15, LOC PNC Bank NA, VRDN (b)(e)	600,000	600,000
Series 2002 B5, 0.07% 4/7/15, LOC PNC Bank NA, VRDN (b)(e)	4,300,000	4,300,000
Series 2004 B, 0.03% 4/7/15, LOC PNC Bank NA, VRDN (b)	1,300,000	1,300,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.07% 4/7/15, LOC Citibank NA, VRDN (b)(e)	5,400,000	5,400,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.03% 4/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series Putters 3352Z, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.02% 4/7/15, LOC TD Banknorth, NA, VRDN (b)	11,800,000	11,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series B, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Point Park College Proj.) 0.04% 4/7/15, LOC PNC Bank NA, VRDN (b)	800,000	800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.01% 4/7/15, LOC Bank of America NA, VRDN (b)	$ 18,350,000	$ 18,350,000
Participating VRDN:
ROC II R 11721, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.03% 4/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.02% 4/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,760,000	3,760,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.05% 4/7/15, LOC TD Banknorth, NA, VRDN (b)(e)	28,005,000	28,005,000
Series 2005 C2, 0.04% 4/7/15, LOC Royal Bank of Canada, VRDN (b)(e)	13,900,000	13,900,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series Putters 4472, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4508Z, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.37% 4/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,590,000	1,590,000
(The Franklin Institute Proj.) Series 2006, 0.03% 4/7/15, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 0.01% 4/7/15, LOC TD Banknorth, NA, VRDN (b)	8,800,000	8,800,000
Series 2007 B3, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	13,975,000	13,975,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.01% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)	21,350,000	21,350,000
Eighth Series C, 0.02% 4/7/15, LOC Barclays Bank PLC, VRDN (b)	10,000,000	10,000,000
Eighth Series D, 0.01% 4/7/15, LOC Royal Bank of Canada, VRDN (b)	18,900,000	18,900,000
Fifth Series A2, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,450,000	9,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gen. Oblig. Series 2009 B, 0.02% 4/7/15, LOC Bank of New York, New York, VRDN (b)	$ 3,450,000	$ 3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.01% 4/7/15, LOC TD Banknorth, NA, VRDN (b)	7,900,000	7,900,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.02% 4/7/15, LOC Bank of America NA, VRDN (b)	12,300,000	12,300,000
Ridley School District Series 2009, 0.02% 4/7/15, LOC TD Banknorth, NA, VRDN (b)	4,240,000	4,240,000
Washington County Auth. Rev. 0.01% 4/7/15, VRDN (b)	7,280,000	7,280,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	7,040,000	7,040,000
		474,495,000
Texas - 0.3%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.06% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	600,000	600,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.06% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 4/1/15, VRDN (b)	950,000	950,000
Series 2004, 0.12% 4/7/15, VRDN (b)(e)	200,000	200,000
Series 2010 B, 0.2% 4/1/15, VRDN (b)	300,000	300,000
		2,350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $503,005,000)		503,005,000
Other Municipal Debt - 25.9%

Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 6/1/15 (Liquidity Facility Royal Bank of Canada) (b)	2,600,000	2,600,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 0.32% tender 4/20/15 (Massachusetts Elec. Co. Guaranteed), CP mode (e)	$ 1,000,000	$ 1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 4/20/15, CP mode	2,100,000	2,100,000
		3,100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 4/20/15, CP mode (e)	400,000	400,000
Pennsylvania - 25.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/15	3,500,000	3,535,041
Series 2003 B, 5.25% 6/15/15	2,620,000	2,647,810
Series 2008 A, 5% 9/1/15	725,000	739,408
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
4% 7/1/15	19,205,000	19,391,352
5% 7/1/15	22,605,000	22,880,235
Pennsylvania Gen. Oblig. Bonds:
Second Series 2005, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	690,000	714,628
Series 2005 1, 5% 7/1/15	3,025,000	3,061,877
Series 2005 2, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	4,000,000	4,141,915
Series 2005:
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	960,000	994,633
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,036,235
Series 2006, 5% 3/1/16	7,300,000	7,618,345
Series 2009 2, 5% 7/1/15	18,325,000	18,548,354
Series 2010 3A, 5% 7/15/15	4,900,000	4,969,081
Series 2010 A, 5% 5/1/15	475,000	476,891
Series 2011 1, 5% 11/15/15	3,300,000	3,400,610
Series 2012:
5% 6/1/15	15,450,000	15,576,438
5% 7/1/15	8,300,000	8,401,214
Series 2013 2, 5% 10/15/15	800,000	820,990
Series 2014 1, 5% 6/15/15	7,200,000	7,272,022
Series 2014, 5% 7/1/15	5,500,000	5,566,769
5% 5/15/15	1,445,000	1,453,516
5% 10/1/15	1,355,000	1,388,035
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	$ 5,000,000	$ 5,000,000
Philadelphia Arpt. Rev. Bonds Series 2010 D, 5% 6/15/15 (e)	5,545,000	5,599,159
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	7,300,000	7,315,714
Southcentral Pennsylvania Gen. Auth. Rev. Bonds Series 2014 A, 3% 6/1/15	2,340,000	2,351,293
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	7,000,000	7,040,340
Bonds:
(Univ. Cap. Proj.) Series 2005 C:
0.05% tender 4/1/15, CP mode	2,000,000	2,000,000
0.06% tender 5/5/15, CP mode	7,300,000	7,300,000
Series 2014 B2:
0.05% tender 5/18/15, CP mode	3,650,000	3,650,000
0.06% tender 5/18/15, CP mode	5,000,000	5,000,000
York County Gen. Oblig. TRAN Series 2015, 1% 4/30/15	6,645,000	6,649,868
		186,541,773
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 4/9/15, CP mode (e)	300,000	300,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 4/8/15, CP mode (e)	500,000	500,000
		800,000
TOTAL OTHER MUNICIPAL DEBT (Cost $193,441,773)		193,441,773
Investment Company - 3.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (c)(d) (Cost $28,520,800)	28,520,800	28,520,800
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $724,967,573)		724,967,573
NET OTHER ASSETS (LIABILITIES) - 3.0%		22,662,561
NET ASSETS - 100%		$ 747,630,134
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,960,000 or 0.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 3,117
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2015, the cost of investment securities for income tax purposes was $724,967,573.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

March 31, 2015

1.814643.110

OFS-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.3%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.21% 4/7/15, VRDN (b)(e)	$ 700,000	$ 700,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.08% 4/1/15, VRDN (b)(e)	700,000	700,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 4/7/15, VRDN (b)	600,000	600,000
Series 2010 B1, 0.18% 4/7/15, VRDN (b)	2,900,000	2,900,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 4/7/15, VRDN (b)(e)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.21% 4/7/15, VRDN (b)(e)	700,000	700,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 4/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	1,500,000	1,500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 4/7/15, VRDN (b)	400,000	400,000
Series 2012 A, 0.17% 4/7/15, VRDN (b)(e)	700,000	700,000
		1,100,000
New York - 0.4%
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 2000 A, 0.03% 4/7/15, LOC Fannie Mae, VRDN (b)(e)	5,300,000	5,300,000
Ohio - 60.7%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.03% 4/1/15, LOC Bank of America NA, VRDN (b)	21,915,000	21,915,000
Series 2010 C, 0.03% 4/1/15, LOC MUFG Union Bank NA, VRDN (b)	11,200,000	11,200,000
Series 2012 B, 0.02% 4/7/15, VRDN (b)	99,800,000	99,799,999
Athens County Port Auth. Hsg. 0.02% 4/7/15, LOC Barclays Bank PLC, VRDN (b)	13,550,000	13,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.03% 4/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 3,330,000	$ 3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.03% 4/7/15, LOC Bank of America NA, VRDN (b)	2,985,000	2,985,000
Series 2009 D, 0.03% 4/7/15, LOC Bank of America NA, VRDN (b)	13,100,000	13,100,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.03% 4/7/15, LOC Bank of New York, New York, VRDN (b)	11,800,000	11,800,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.03% 4/1/15, LOC JPMorgan Chase Bank, VRDN (b)	2,700,000	2,700,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.01% 4/7/15, VRDN (b)	14,175,000	14,175,000
Participating VRDN Series Clipper 08 2, 0.02% 4/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.03% 4/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400,000	6,400,000
Series Putters 2456, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	3,200,000	3,200,000
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	7,470,000	7,470,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.02% 4/7/15, LOC Northern Trust Co., VRDN (b)	10,195,000	10,195,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.02% 4/7/15, LOC Northern Trust Co., VRDN (b)	12,940,000	12,940,000
Series 1996 B, 0.02% 4/7/15, LOC Northern Trust Co., VRDN (b)	11,950,000	11,950,000
Participating VRDN Series BC 11 21B, 0.04% 4/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,145,000	2,145,000
Series 1998, 0.02% 4/7/15, LOC Northern Trust Co., VRDN (b)	7,125,000	7,125,000
Series 2009 A, 0.02% 4/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,700,000	5,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
Series 2009 B, 0.02% 4/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	$ 7,600,000	$ 7,600,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,080,000	3,080,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	11,800,000	11,800,000
Series 2000, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)	12,435,000	12,435,000
Series 2002 I, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	18,835,000	18,835,000
Series 2007 M, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)	10,015,000	10,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	15,300,000	15,300,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 4/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,015,000	12,015,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.24% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,645,000	1,645,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.03% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,230,000	1,230,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.11% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,925,000	8,925,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	16,400,000	16,400,000
Series 2008 B, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	7,625,000	7,625,000
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.03% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	29,600,000	29,600,000
Series 2008 B, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	22,400,000	22,400,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.02% 4/7/15, LOC Bank of Nova Scotia, VRDN (b)	11,000,000	11,000,000
Series 2009 C, 0.02% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,150,000	12,150,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.): - continued
Series 2009 D, 0.02% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	$ 24,400,000	$ 24,400,000
(TimkenSteel Proj.):
Series 2001, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	6,500,000	6,500,000
Series 2003, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 B, 0.02% 4/7/15, VRDN (b)	5,265,000	5,265,000
(Infrastructure Impt. Proj.):
Series 2003 B, 0.02% 4/7/15, VRDN (b)	3,355,000	3,355,000
Series 2003 D, 0.02% 4/7/15, VRDN (b)	5,165,000	5,164,976
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (b)	41,900,000	41,900,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,700,000	2,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.03% 4/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,985,000	11,985,000
Participating VRDN Series Merlots 06 A2, 0.08% 4/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	275,000	275,000
Series 2004 D, 0.04% 4/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,700,000	6,700,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.155% 4/7/15, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	390,000	390,000
(Wingate at Belle Meadows Proj.) 0.04% 4/7/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	8,555,000	8,555,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.02% 4/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	22,600,000	22,600,000
Series 2008 B, 0.03% 4/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,630,000	11,630,000
Series 2008 H, 0.03% 4/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	4,100,000	4,100,000
Ohio St Wtr. Dev. Auth. Re (TimkenSteel Proj.) Series 2001, 0.02% 4/7/15, LOC Northern Trust Co., VRDN (b)	3,200,000	3,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts:
Series 1997, 0.01% 4/7/15, VRDN (b)	$ 2,060,000	$ 2,060,000
Series 2005 B, 0.02% 4/7/15, VRDN (b)	8,300,000	8,300,000
Series 2008 B, 0.01% 4/7/15, VRDN (b)	1,320,000	1,320,000
Series 2010 E, 0.01% 4/7/15, VRDN (b)	45,200,000	45,200,000
Series 2014 B1, 0.02% 4/7/15, VRDN (b)	8,500,000	8,500,000
Series 2014 B2, 0.01% 4/7/15, VRDN (b)	9,500,000	9,500,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.05% 4/7/15, LOC Bank of America NA, VRDN (b)(e)	12,100,000	12,100,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.03% 4/7/15, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.16% 4/7/15, LOC PNC Bank NA, VRDN (b)(e)	345,000	345,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.3% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	350,000	350,000
		735,379,975
Texas - 0.3%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.06% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.06% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	600,000	600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 4/1/15, VRDN (b)	300,000	300,000
Series 2004, 0.12% 4/7/15, VRDN (b)(e)	900,000	900,000
Series 2010 B, 0.2% 4/1/15, VRDN (b)	500,000	500,000
		3,300,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 4/7/15, VRDN (b)	1,095,000	1,095,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 4/7/15, VRDN (b)	1,500,000	1,500,000
		2,595,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $755,524,975)		755,524,975
Other Municipal Debt - 27.6%
	Principal Amount	Value
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 6/1/15 (Liquidity Facility Royal Bank of Canada) (b)	$ 4,300,000	$ 4,300,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 4/6/15, CP mode	400,000	400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 4/20/15, CP mode	2,400,000	2,400,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.29% tender 4/16/15, CP mode (e)	1,300,000	1,300,000
Series 1990 A2, 0.32% tender 4/20/15, CP mode (e)	2,100,000	2,100,000
		3,400,000
Ohio - 26.6%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.24%, tender 8/15/15 (b)(g)	477,000	477,000
Avon Gen. Oblig. BAN Series 2014, 1% 9/9/15	3,000,000	3,009,899
Beachwood Gen. Oblig. BAN Series 2014, 1% 8/5/15	5,200,000	5,215,222
Berea BAN Series 2015, 1% 3/17/16	1,180,000	1,188,124
Columbus Gen. Oblig.:
BAN Series 2014, 1% 8/28/15	9,000,000	9,031,523
Bonds:
Series 2005 B, 5% 6/15/15	1,000,000	1,010,062
Series 2010 A, 5% 6/1/15	1,630,000	1,643,012
Series 2011 A, 5% 7/1/15	1,500,000	1,518,208
Series 2012 4, 5% 8/15/15	1,000,000	1,018,150
Series 2013 B, 4% 8/15/15	4,575,000	4,641,093
Delaware Gen. Oblig. BAN:
Series 2015, 1% 4/18/16 (a)	6,070,000	6,114,979
1% 4/22/15	13,200,000	13,206,364
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.05%, tender 6/3/15 (b)	14,100,000	14,100,000
Franklin County Rev. Bonds Series 2013 OH, 0.09%, tender 10/27/15 (b)	12,500,000	12,500,000
Hilliard Gen. Oblig. BAN Series B, 1% 4/28/15	3,285,000	3,286,983
Independence Gen. Oblig. BAN Series 2015, 1% 4/14/16 (a)	2,150,000	2,166,082
Lakewood Gen. Oblig. BAN:
Series 2014, 1% 4/10/15	4,150,000	4,150,804
Series 2015, 1% 4/7/16 (a)	10,000,000	10,074,300
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Lebanon Gen. Oblig. BAN 1% 4/21/15	$ 3,465,000	$ 3,466,566
Lima Gen. Oblig. BAN Series 2015, 1.25% 3/16/16	2,100,000	2,119,211
Mason City School District BAN 1.25% 1/26/16	4,400,000	4,437,134
Mason Gen. Oblig. BAN:
Series 2014, 1.25% 12/15/15	3,000,000	3,021,774
1% 6/25/15	2,500,000	2,504,530
North Olmsted Gen. Oblig. BAN Series 2015, 0.3% 2/3/16	1,335,000	1,335,000
Ohio Bldg. Auth. Bonds Series 2011 B, 5% 10/1/15	3,000,000	3,072,798
Ohio Cap. Facilities Lease Bonds:
(Adult Correctional Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	1,455,000	1,455,000
(Pub. Safety Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	740,000	740,000
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds:
(Enterprise Data Ctr. Solutions Proj.) Series 2014, 5% 9/1/15	1,360,000	1,386,994
(Multi-Agcy. Radio Communications Sys. Proj.) Series 2014, 5% 9/1/15	455,000	464,031
Ohio Gen. Oblig. Bonds:
(Administrative Bldg. Fund Projs.) Series 2013 A, 3% 10/1/15	1,295,000	1,313,641
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/15	2,000,000	2,032,676
Series 2009 A, 5% 11/1/15	2,200,000	2,261,704
Series 2009 B, 5% 8/1/15	5,990,000	6,087,083
Series 2009 C, 5% 8/1/15	1,250,000	1,270,157
Series 2013 A, 2% 5/1/15	3,200,000	3,205,024
Series 2014 R, 4% 5/1/15	12,500,000	12,539,769
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	12,000,000	12,000,000
0.08% tender 8/3/15, CP mode	12,000,000	12,000,000
0.1% tender 5/6/15, CP mode	12,500,000	12,500,000
0.1% tender 5/20/15, CP mode	12,800,000	12,800,000
0.1% tender 6/3/15, CP mode	12,800,000	12,800,000
Series 2008 B6:
0.08% tender 8/3/15, CP mode	12,200,000	12,200,000
0.1% tender 4/6/15, CP mode	12,500,000	12,500,000
0.1% tender 5/6/15, CP mode	12,900,000	12,900,000
0.1% tender 5/20/15, CP mode	12,800,000	12,800,000
Series 2008 A, 5% 1/1/16	1,750,000	1,813,134
Series 2013 A2, 0.32% 1/1/16 (b)	2,015,000	2,018,152
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Juvenile Correctional Bonds (Juvenile Correctional Bldg. Fund Proj.) Series 2015 B, 3% 4/1/16	$ 965,000	$ 990,955
Ohio Mental Health Cap. Facilities Bonds (Mental Health Facilities Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	4,320,000	4,348,344
Ohio St Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	2,095,000	2,108,745
Ohio State Univ. Gen. Receipts Bonds:
Series 2005 A:
4.15% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	6,650,000	6,695,605
4.75% 6/1/15	1,000,000	1,007,664
Series 2010 A, 5% 12/1/15	4,180,000	4,314,499
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2011 A, 5% 6/1/15	1,850,000	1,865,145
Series 2014 B, 1% 6/1/15	1,065,000	1,066,618
Stow Gen. Oblig. BAN 1% 5/1/15	4,125,000	4,127,706
Strongsville Gen. Oblig. BAN:
1% 10/15/15	2,300,000	2,309,908
1.5% 10/15/15	650,000	654,549
Union County Gen. Oblig. BAN 1% 3/30/16	2,950,000	2,970,505
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	12,800,000	12,811,007
Westerville Gen. Oblig. BAN 1.25% 12/1/15	8,000,000	8,057,651
Willoughby BAN Series 2014, 1% 6/23/15	5,700,000	5,710,866
		322,435,950
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 4/8/15, CP mode (e)	900,000	900,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 4/9/15, CP mode (e)	400,000	400,000
TOTAL OTHER MUNICIPAL DEBT (Cost $334,235,950)		334,235,950
Investment Company - 10.5%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.02% (c)(d) (Cost $126,627,000)	126,627,000	$ 126,627,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,216,387,925)		1,216,387,925
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,432,515)
NET ASSETS - 100%		$ 1,211,955,410
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $477,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
American Muni. Pwr. (Omega Joint Venture 6 Proj.) 0.24%, tender 8/15/15	7/30/04	$ 477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 6,732
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2015, the cost of investment securities for income tax purposes was $1,216,387,925.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015